Restructuring Activities - Schedule of Restructuring and Related Costs (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Restructuring Reserve [Roll Forward]
Restructuring costs payable, beginning balance	$ 0
Restructuring costs incurred	845
Restructuring costs paid	(793)
Restructuring costs payable, ending balance	52
Discontinued Operations
Restructuring Reserve [Roll Forward]
Restructuring costs payable, ending balance	52
Continuing Operations
Restructuring Reserve [Roll Forward]
Restructuring costs payable, ending balance	$ 0